Intangible assets - Disclosure of reconciliation of changes in intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	£ 3,470	£ 3,473
Accumulated amortization	(106)	(10)	£ (10)
Intangible assets, ending balance	14,785	3,470	3,473
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,905	4,898
Acquisitions of subsidiary	11,338
Additions	119	7
Disposals	(1,438)
Intangible assets, ending balance	14,924	4,905	4,898
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,435)	(1,425)
Accumulated amortization	(106)	(10)
Disposals	1,402
Intangible assets, ending balance	(139)	(1,435)	(1,425)
Other patents and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	149	152
Intangible assets, ending balance	209	149	152
Other patents and licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	204	197
Acquisitions of subsidiary	0
Additions	119	7
Disposals	(58)
Intangible assets, ending balance	265	204	197
Other patents and licenses | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(55)	(45)
Accumulated amortization	(23)	(10)
Disposals	22
Intangible assets, ending balance	(56)	(55)	(45)
Iminosugar
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Intangible assets, ending balance	0	0	0
Iminosugar | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,380	1,380
Acquisitions of subsidiary	0
Additions	0	0
Disposals	(1,380)
Intangible assets, ending balance	0	1,380	1,380
Iminosugar | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,380)	(1,380)
Accumulated amortization	0	0
Disposals	1,380
Intangible assets, ending balance	0	(1,380)	(1,380)
Utrophin
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,321	3,321
Intangible assets, ending balance	3,321	3,321	3,321
Utrophin | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,321	3,321
Acquisitions of subsidiary	0
Additions	0	0
Disposals	0
Intangible assets, ending balance	3,321	3,321	3,321
Utrophin | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Accumulated amortization	0	0
Disposals	0
Intangible assets, ending balance	0	0	0
Bacterial genetics-based platform
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Intangible assets, ending balance		0	0
Bacterial genetics-based platform | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Acquisitions of subsidiary	10,670
Additions	0	0
Disposals	0
Intangible assets, ending balance	10,670	0	0
Bacterial genetics-based platform | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Accumulated amortization	(79)	0
Disposals	0
Intangible assets, ending balance	(79)	0	0
Discuva Limited | Option over non-financial assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Intangible assets, ending balance	664	0	0
Discuva Limited | Option over non-financial assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Acquisitions of subsidiary	668
Additions	0	0
Disposals	0
Intangible assets, ending balance	668	0	0
Discuva Limited | Option over non-financial assets | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Accumulated amortization	(4)	0
Disposals	0
Intangible assets, ending balance	£ (4)	£ 0	£ 0